UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
File No. 002-37707
File No. 811-02071
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X/

Pre-Effective Amendment No.		/ /
Post-Effective Amendment No.	115	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/

Amendment No.	115

(Check appropriate box or boxes)

DELAWARE GROUP INCOME FUNDS
(Exact Name of Registrant as Specified in Charter)

100 Independence, 610 Market Street, Philadelphia, PA		19106-2354
(Address of Principal Executive Offices)		(Zip Code)

Registrant’s Telephone Number, including Area Code:		(800) 523-1918

David F. Connor, Esq., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Name and Address of Agent for Service)

Please send copies of all communications to:

Jonathan M. Kopcsik, Esq.
Taylor Brody, Esq.
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600, Philadelphia, PA 19103-7018
(215) 564-8099
(215) 564-8071

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/X/	on April 12, 2021 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/X/	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 115, Amendment No. 115 to the Registrant’s Registration on Form N-1A (the “Amendment”) is being filed under Rule 485(b)(1)(iii) and incorporates by reference from Post-Effective Amendment No. 112, Amendment No. 112, ("PEA 112") (i) the Prospectus for the Delaware High Yield Opportunities Fund (the “High Yield Fund”); (ii) the Statement of Additional Information for the High Yield Fund, Delaware Corporate Bond Fund (the “Corporate Fund”), Delaware Extended Duration Bond Fund (the “Extended Duration Fund”) and the Delaware Floating Rate Fund (the “Floating Rate Fund”), series of the Registrant, and the prospectus dated November 27, 2020 for the Delaware Floating Rate Fund; (iii) the Part C.  The prospectus dated November 27, 2020 for the Corporate Fund and Extended Duration Fund, series of the Registrant, and the prospectus dated November 27, 2020 for the Floating Rate Fund, series of the Registrant, are incorporated by reference to Post-Effective Amendment No. 111 filed on November 27, 2020.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 8th day of April, 2021.

DELAWARE GROUP INCOME FUNDS

By:	/s/ Shawn K. Lytle
Shawn K. Lytle President/Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Shawn K. Lytle		President/Chief Executive Officer	April 8, 2021
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	April 8, 2021
Jerome D. Abernathy

Thomas L. Bennett	*	Chair and Trustee	April 8, 2021
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	April 8, 2021
Ann D. Borowiec

Joseph W. Chow	*	Trustee	April 8, 2021
Joseph W. Chow

John A. Fry	*	Trustee	April 8, 2021
John A. Fry

Frances A. Sevilla-Sacasa	*	Trustee	April 8, 2021
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	April 8, 2021
Thomas K. Whitford

Christianna Wood	*	Trustee	April 8, 2021
Christianna Wood

Janet L. Yeomans	*	Trustee	April 8, 2021
Janet L. Yeomans

Richard Salus	*	Senior Vice President/Chief Financial Officer	April 8, 2021
Richard Salus		(Principal Financial Officer)

*By: /s/ Shawn K. Lytle
Shawn K. Lytle
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)